CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Unaudited) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
NET SALES	$ 664,093	$ 756,063	$ 0	$ 1,219,650	$ 1,217,588	$ 0		$ 0
Cost of sales	(201,356)	(170,280)	0	(257,034)	(320,836)	0		0
Gross profit	462,737	585,783	0	962,616	896,752	0		0
General and administrative expenses	(256,937)	(274,284)		(598,610)	(373,898)
Research and development expenses	(114,109)	(48,109)		(182,309)	(42,704)
Selling and marketing expenses	(291,305)	(112,890)		(267,206)	(168,014)
Total	(662,351)	(435,283)	(2,062)			(50,156)		(27,191)
Operating income (loss)			(2,062)	(85,509)	312,136	(50,156)		(27,191)
Other income (expenses)
Other income (expenses)	13,738	291		(424)	303
Gain on disposal a subsidiary				0	3,127
Subsidy income				2,298	0
Interest income	66	2,011		2,451	605
Interest expense	(11,327)	(4,946)		(6,115)	(20,076)
Total other income (expenses), net	2,477	(2,644)		(1,790)	(16,041)
Income (loss) before income taxes	(197,137)	147,856		(87,299)	296,095
Income tax expense	0	(28)	0	0	15,912	0		0
Net income (loss)	(197,137)	147,828	$ (2,062)	(87,299)	280,183	$ (50,156)		$ (27,191)
Other comprehensive income (loss)
Foreign currency translation adjustment	13,748	(14,628)		(14,229)	8,701
Comprehensive income (loss)	$ (183,389)	$ 133,200		$ (101,528)	$ 288,884
(Loss) earnings per share - Basic and diluted (cents)	$ (0.011)	$ 0.0042	$ (0.00)	$ (0.052)	$ 0.173	$ (0.01)		$ (0.00)
Weighted average number of shares - Basic and diluted*	17,145,000	31,894,860	20,000,000	166,881,967	161,500,000	8,500,000		12,353,425
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
NET SALES					$ 1,217,588		$ 259,541
Cost of sales					(320,836)		(64,514)
Gross profit					896,752		195,027
General and administrative expenses					(373,898)		(401,494)
Research and development expenses					(42,704)		(57,977)
Selling and marketing expenses					(168,014)		(137,607)
Operating income (loss)					312,136		(402,051)
Other income (expenses)
Other income (expenses)					303		15,855
Gain on disposal a subsidiary					3,127		0
Subsidy income					0
Interest income					605		45
Interest expense					(20,076)		(2,456)
Total other income (expenses), net					(16,041)		13,444
Income (loss) before income taxes					296,095		(388,607)
Income tax expense					15,309		0
Net income (loss)					280,183		(388,607)
Other comprehensive income (loss)
Foreign currency translation adjustment					8,701		57,452
Comprehensive income (loss)					$ 288,884		$ (331,155)
(Loss) earnings per share - Basic and diluted (cents)					$ 2,801.83		$ (3,886.07)
Weighted average number of shares - Basic and diluted*					100		100